Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Replacement cost	$ 41,869	$ 20,944
Credit equivalent amount	117,013	88,391
Risk-weighted equivalent	24,428	24,246
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	11,098	1,814
Credit equivalent amount	19,870	6,218
Risk-weighted equivalent	397	124
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	46	9
Credit equivalent amount	76	64
Risk-weighted equivalent	5	20
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	9,699	4,519
Credit equivalent amount	21,698	16,203
Risk-weighted equivalent	5,187	4,569
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	108	113
Credit equivalent amount	426	403
Risk-weighted equivalent	119	187
Interest rate contracts Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	15	23
Credit equivalent amount	543	415
Risk-weighted equivalent	164	141
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	8,772	3,085
Credit equivalent amount	29,565	19,097
Risk-weighted equivalent	5,940	4,232
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	6,072	2,621
Credit equivalent amount	22,188	16,484
Risk-weighted equivalent	4,556	4,092
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	536	177
Credit equivalent amount	1,111	510
Risk-weighted equivalent	340	145
Foreign exchange contracts, Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	28	2
Credit equivalent amount	313	196
Risk-weighted equivalent	86	43
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	299	913
Credit equivalent amount	766	2,234
Risk-weighted equivalent	114	213
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	5,196	7,668
Credit equivalent amount	20,457	26,567
Risk-weighted equivalent	$ 7,520	$ 10,480